T. ROWE PRICE Integrated Global Equity Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.4%
Common Stocks 0.4%
MercadoLibre (USD) (1) 214 500
Total Argentina (Cost $524) 500
AUSTRALIA 1.5%
Common Stocks 1.5%
BHP Group  2,314 65
Brambles  8,822 145
Coles Group  9,537 147
Commonwealth Bank of Australia  682 75
Downer EDI  53,313 260
Fortescue  9,298 115
National Australia Bank  4,193 122
Qantas Airways  18,057 130
QBE Insurance Group  8,941 122
Scentre Group  56,752 153
Telstra Group  40,271 128
Westpac Banking  9,512 245
Woodside Energy Group  12,055 182
Total Australia (Cost $1,616) 1,889
AUSTRIA 0.2%
Common Stocks 0.2%
OMV  4,100 219
Total Austria (Cost $215) 219
BELGIUM 0.2%
Common Stocks 0.2%
Warehouses De Pauw  7,584 190
Total Belgium (Cost $182) 190
BRAZIL 0.8%
Common Stocks 0.6%
Banco BTG Pactual  16,186 147
Embraer  6,252 94

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Klabin  32,469 109
Petroleo Brasileiro  22,469 142
Rede D'Or Sao Luiz  18,041 143
Suzano  13,100 123
758
Preferred Stocks 0.2%
Itau Unibanco Holding  22,320 164
164
Total Brazil (Cost $796) 922
CANADA 3.0%
Common Stocks 3.0%
CCL Industries, Class B  2,300 130
Constellation Software  113 307
Constellation Software, Warrants, 3/31/40 (1)(2) 76 —
DPM Metals  24,257 538
Fairfax Financial Holdings  124 217
Finning International  4,126 192
George Weston  3,959 241
Kinaxis (1) 2,890 373
Kinross Gold  11,585 288
Loblaw  4,473 173
Onex  2,124 188
Suncor Energy  9,713 406
TFI International  3,335 293
Wesdome Gold Mines (1) 17,347 270
Total Canada (Cost $2,899) 3,616
CHILE 0.2%
Common Stocks 0.2%
Banco de Chile  727,851 111
Banco Santander Chile  1,883,449 125
Latam Airlines Group (1) 3,144,895 71
Total Chile (Cost $268) 307
CHINA 3.4%
Common Stocks 2.9%
Alibaba Group Holding (HKD)  18,096 405

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Aluminum Corp. of China, Class H (HKD)  66,000 68
China Hongqiao Group (HKD)  20,500 69
China Merchants Bank, Class H (HKD)  14,000 84
China Pacific Insurance Group, Class H (HKD)  36,400 145
China Resources Land (HKD)  30,500 119
CMOC Group, Class H (HKD)  81,000 163
COSCO SHIPPING Holdings, Class H (HKD) (3) 37,000 58
Geely Automobile Holdings (HKD)  33,000 83
Guangdong Investment (HKD)  64,000 58
NetEase (HKD)  8,900 270
PDD Holdings, ADR (USD) (1) 2,385 315
Pop Mart International Group (HKD)  2,400 82
Shandong Weigao Group Medical Polymer, Class H (HKD)  144,000 108
Sino Biopharmaceutical (HKD)  110,000 115
Sunny Optical Technology Group (HKD)  9,400 109
Tencent Holdings (HKD)  9,300 792
Xiaomi, Class B (HKD) (1) 14,400 100
Yum China Holdings (USD) (3) 2,628 113
Zijin Mining Group, Class H (HKD)  42,000 176
ZTO Express Cayman (HKD)  3,300 62
3,494
Common Stocks - China A Shares 0.5%
CNOOC Energy Technology & Services, A Shares (CNH)  262,800 142
Meihua Holdings Group, A Shares (CNH)  35,900 53
Muyuan Foods, A Shares (CNH)  8,900 66
Sany Heavy Industry, A Shares (CNH)  51,900 170
Yifeng Pharmacy Chain, A Shares (CNH)  35,200 122
Yunnan Yuntianhua, A Shares (CNH)  15,100 57
610
Total China (Cost $3,061) 4,104
DENMARK 0.2%
Common Stocks 0.2%
Novo Nordisk, Class B  1,105 62
Pandora  980 128
ROCKWOOL, Class B  3,032 113
Total Denmark (Cost $343) 303

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
FINLAND 0.2%
Common Stocks 0.2%
Wartsila  7,471 224
Total Finland (Cost $175) 224
FRANCE 2.0%
Common Stocks 2.0%
BNP Paribas  3,649 334
Bouygues  2,625 118
Edenred  5,481 131
Eiffage  952 122
Eurofins Scientific  3,274 239
LVMH Moet Hennessy Louis Vuitton  84 52
Orange  15,756 256
Sanofi  1,183 112
Societe Generale  3,371 224
SPIE  3,993 216
Thales  766 242
TotalEnergies  1,780 108
Vinci  2,145 298
Total France (Cost $2,365) 2,452
GERMANY 1.9%
Common Stocks 1.9%
BASF  3,093 155
Bayer  8,402 280
Deutsche Telekom  10,981 374
Fresenius  4,305 241
GEA Group  2,938 217
Heidelberg Materials  919 208
Muenchener Rueckversicherungs-Gesellschaft  478 305
Rheinmetall  28 65
SAP  1,260 337
Siemens  502 136
Total Germany (Cost $2,038) 2,318

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 0.4%
Common Stocks 0.4%
BOC Hong Kong Holdings  18,000 84
HKT Trust & HKT  79,000 117
Sands China  57,200 159
Techtronic Industries  10,500 134
Total Hong Kong (Cost $446) 494
INDIA 0.7%
Common Stocks 0.7%
Bharti Airtel  8,193 173
Infosys  13,521 220
Page Industries  301 138
Power Grid Corp. of India  35,750 113
Shriram Finance  18,129 126
Union Bank of India  29,676 46
Total India (Cost $873) 816
INDONESIA 0.3%
Common Stocks 0.3%
Bank Mandiri Persero  442,700 117
Bank Rakyat Indonesia Persero  339,600 79
Telkom Indonesia Persero  709,300 131
Total Indonesia (Cost $325) 327
IRELAND 0.7%
Common Stocks 0.7%
Ryanair Holdings  9,224 269
TE Connectivity (USD)  2,941 646
Total Ireland (Cost $691) 915
ITALY 0.9%
Common Stocks 0.9%
Enel  29,735 282
Generali  6,338 249
Poste Italiane  8,021 190

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
UniCredit  5,464 416
Total Italy (Cost $762) 1,137
JAPAN 5.2%
Common Stocks 5.2%
Asahi Group Holdings  10,100 121
Asics  9,500 249
Canon  4,400 128
Food & Life  4,700 245
Fukuoka Financial Group (3) 5,700 171
Inpex  9,400 169
Isetan Mitsukoshi Holdings (3) 13,000 240
JFE Holdings  5,400 66
KDDI  18,200 290
MEIJI Holdings  5,100 106
Mitsubishi Chemical Group  26,900 155
Mitsubishi Estate  9,100 209
Mitsubishi UFJ Financial Group  29,000 468
MS&AD Insurance Group Holdings  6,400 145
Nippon Steel  36,500 150
Nippon Yusen KK  3,600 123
NS Solutions  3,300 81
ORIX  9,000 236
Otsuka Holdings  3,600 192
Recruit Holdings  5,700 307
Renesas Electronics  19,900 229
Seven & i Holdings  16,800 225
Shimizu  19,100 268
Sony Financial Group (1) 15,800 18
Sony Group  15,800 454
Sumitomo  7,300 211
Sumitomo Mitsui Trust Group  7,900 229
Taiheiyo Cement  5,700 148
Taisei  1,800 124
Takeda Pharmaceutical  7,600 223
TIS  3,100 102
Tokyo Electron  1,400 248
Total Japan (Cost $5,524) 6,330

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 0.1%
Common Stocks 0.1%
Grupo Aeroportuario del Sureste, Class B (3) 3,594 116
Total Mexico (Cost $116) 116
NETHERLANDS 1.7%
Common Stocks 1.7%
Adyen (1) 147 237
ASML Holding (USD)  817 791
Heineken Holding  1,614 111
ING Groep  12,756 334
Koninklijke Ahold Delhaize  5,449 220
Koninklijke KPN  50,937 244
NN Group  1,967 139
Total Netherlands (Cost $1,747) 2,076
NORWAY 0.1%
Common Stocks 0.1%
Yara International  3,771 138
Total Norway (Cost $140) 138
PHILIPPINES 0.2%
Common Stocks 0.2%
BDO Unibank  47,995 110
International Container Terminal Services  14,810 120
Total Philippines (Cost $215) 230
POLAND 0.2%
Common Stocks 0.2%
Bank Polska Kasa Opieki  1,236 60
ORLEN  3,227 77
Powszechny Zaklad Ubezpieczen  4,029 60
Total Poland (Cost $184) 197

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.2%
Common Stocks 0.2%
Jeronimo Martins  9,830 239
Total Portugal (Cost $209) 239
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank  28,545 146
Total Qatar (Cost $135) 146
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Saudi National Bank  15,794 165
Total Saudi Arabia (Cost $150) 165
SINGAPORE 0.2%
Common Stocks 0.2%
DBS Group Holdings  6,190 246
Total Singapore (Cost $154) 246
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Clicks Group  5,255 107
FirstRand  32,075 144
Gold Fields  2,970 124
Vodacom Group  8,889 69
Total South Africa (Cost $378) 444
SOUTH KOREA 1.5%
Common Stocks 1.5%
DB Insurance  1,903 188
Hana Financial Group  1,377 86
Korea Electric Power  2,482 64
KT  2,706 103

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Samsung Electronics  10,853 651
Samsung Fire & Marine Insurance  527 170
SK Hynix  1,752 434
SK Square (1) 1,231 177
Total South Korea (Cost $1,338) 1,873
SPAIN 0.7%
Common Stocks 0.7%
Amadeus IT Group  3,424 272
Banco Bilbao Vizcaya Argentaria  17,698 341
Banco Santander  6,467 68
International Consolidated Airlines Group  24,408 128
Total Spain (Cost $783) 809
SWEDEN 0.3%
Common Stocks 0.3%
Spotify Technology (USD) (1) 170 119
Telefonaktiebolaget LM Ericsson, Class B (3) 34,161 283
Total Sweden (Cost $341) 402
SWITZERLAND 1.2%
Common Stocks 1.2%
Amrize (1) 2,955 145
Holcim  2,295 196
Julius Baer Group  3,228 225
Nestle  1,006 92
Novartis  2,468 317
Roche Holding  970 323
Schindler Holding  431 164
Total Switzerland (Cost $1,310) 1,462
TAIWAN 1.7%
Common Stocks 1.7%
Alchip Technologies  1,000 115
Delta Electronics  10,000 282
MediaTek  4,000 173
Taiwan Semiconductor Manufacturing  35,000 1,520
Total Taiwan (Cost $1,176) 2,090

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 0.1%
Common Stocks 0.1%
Advanced Info Service  18,900 170
Total Thailand (Cost $158) 170
TÜRKIYE 0.1%
Common Stocks 0.1%
Akbank  43,988 66
Total Türkiye (Cost $64) 66
UNITED ARAB EMIRATES 0.3%
Common Stocks 0.3%
Abu Dhabi Commercial Bank  28,803 115
Abu Dhabi Islamic Bank  12,651 75
Abu Dhabi National Oil for Distribution  56,418 58
Americana Restaurants International  142,805 77
Emaar Properties  21,454 76
Total United Arab Emirates (Cost $411) 401
UNITED KINGDOM 4.0%
Common Stocks 4.0%
3i Group  4,426 244
Admiral Group  5,799 262
AstraZeneca  3,143 481
Barclays  53,736 276
British American Tobacco  4,867 259
BT Group  82,040 211
Bunzl  5,058 160
Compass Group  8,584 293
HSBC Holdings  14,821 209
Imperial Brands  9,407 400
Kingfisher  38,424 160
Rolls-Royce Holdings  27,069 435
Shell  12,899 460
Standard Chartered  11,926 231
Tesco  32,031 192
Unilever  5,247 310

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Wise, Class A (1) 19,085 266
Total United Kingdom (Cost $4,055) 4,849
UNITED STATES 63.8%
Common Stocks 63.8%
AbbVie  4,686 1,085
Allstate  2,628 564
Alphabet, Class A  13,612 3,309
Amazon.com (1) 10,980 2,411
American Express  2,191 728
American Tower, REIT  1,446 278
Ameriprise Financial  442 217
AMETEK  2,498 470
Apple  19,543 4,976
Applied Materials  3,220 659
AppLovin, Class A (1) 771 554
Automatic Data Processing  1,998 586
AutoZone (1) 142 609
Baker Hughes  11,068 539
Bank of America  18,425 951
Bank of New York Mellon  5,602 610
Bath & Body Works  13,445 346
Berkshire Hathaway, Class B (1) 486 244
Booking Holdings  112 605
Booz Allen Hamilton Holding  3,775 377
Broadcom  5,574 1,839
Cardinal Health  3,032 476
Carrier Global  6,262 374
Cencora  1,934 604
Charles Schwab  7,725 737
Chevron  412 64
Chubb  1,872 528
Cigna Group  1,924 555
Citigroup  7,352 746
Coca-Cola  2,190 145
Colgate-Palmolive  3,007 240
Consolidated Edison  5,618 565
Constellation Energy  1,394 459
Corebridge Financial  12,530 402
Corpay (1) 938 270
Costco Wholesale  254 235
CSX  11,869 421

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Cummins  1,114 471
CVS Health  7,498 565
Dollar General  2,683 277
Dover  1,199 200
DTE Energy  2,850 403
DuPont de Nemours  5,747 448
Eli Lilly  529 404
Equitable Holdings  7,863 399
Equity Residential, REIT  3,314 215
Essex Property Trust, REIT  578 155
Exelon  11,017 496
Exxon Mobil  3,581 404
Fortinet (1) 5,351 450
Fortive  9,662 473
Freeport-McMoRan  2,260 89
Gaming & Leisure Properties, REIT  3,579 167
General Electric  2,345 705
Gilead Sciences  6,335 703
Global Payments  4,382 364
GoDaddy, Class A (1) 2,453 336
Hartford Insurance Group  4,328 577
Home Depot  826 335
Intuit  1,143 781
Jabil  1,147 249
Johnson & Johnson  1,053 195
JPMorgan Chase  2,604 821
Keysight Technologies (1) 2,873 503
Kimberly-Clark  4,150 516
Kinder Morgan  18,788 532
L3Harris Technologies  2,104 643
Las Vegas Sands  7,502 404
Leidos Holdings  2,895 547
Linde  439 209
Lowe's  2,525 635
Marathon Petroleum  2,387 460
Mastercard, Class A  1,908 1,085
McKesson  852 658
Meta Platforms, Class A  3,404 2,500
MetLife  4,341 358
Microsoft  10,316 5,343
Netflix (1) 913 1,095
Newmont  1,500 126
Northrop Grumman  590 359

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Nutanix, Class A (1) 4,434 330
NVIDIA  31,733 5,921
ON Semiconductor (1) 6,496 320
Oracle  3,235 910
O'Reilly Automotive (1) 5,723 617
Palantir Technologies, Class A (1) 937 171
Parker-Hannifin  659 500
PG&E  26,814 404
Philip Morris International  4,652 755
Procter & Gamble  1,746 268
PTC (1) 2,678 544
QUALCOMM  4,686 780
ResMed  1,933 529
Salesforce  2,820 668
SS&C Technologies Holdings  5,507 489
State Street  4,725 548
T-Mobile U.S.  2,411 577
Tesla (1) 2,924 1,300
Textron  5,720 483
U.S. Bancorp  10,045 485
Ulta Beauty (1) 963 527
UnitedHealth Group  528 182
Universal Health Services, Class B  1,316 269
Valero Energy  3,334 568
Ventas, REIT  2,937 206
Viatris  42,771 423
VICI Properties, REIT  5,929 193
Visa, Class A  3,362 1,148
Vistra  1,906 373
Walmart  4,566 471
Wells Fargo  2,121 178
Wix.com (1) 631 112
Workday, Class A (1) 1,549 373
Zebra Technologies, Class A (1) 1,301 387
Zimmer Biomet Holdings  4,499 443
Total United States (Cost $59,996) 77,885
VIETNAM 0.1%
Common Stocks 0.1%
Binh Minh Plastics  11,100 60
Saigon Beer Alcohol Beverage  31,400 54
Total Vietnam (Cost $127) 114

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 406,362 406
Total Short-Term Investments (Cost $406) 406
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 700,727 701
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 701
Total Securities Lending Collateral (Cost $701) 701
Total Investments in Securities  100.2%
(Cost $97,397) $ 122,288
Other Assets Less Liabilities (0.2)% (189)
Net Assets 100.0% $ 122,099
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at September 30, 2025.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 20++
Totals $ —# $ — $ 20+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 2,806  ¤  ¤ $ 1,107
Total $ 1,107^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised
$20
of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,107.

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
Global Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated Global Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Integrated Global Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated Global Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F203-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 80,369 $ 40,648 $ — $ 121,017
Preferred Stocks — 164 — 164
Short-Term Investments 406 — — 406
Securities Lending Collateral 701 — — 701
Total $ 81,476 $ 40,812 $ — $ 122,288